Other long term obligations (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Schedule of other long term obligations
Other long term obligations are as follows:

	December 31, 2016	December 31, 2015
Deferred lease inducements liability (note 16(b))	$38	$145
Asset retirement obligation (note 16(c))	678	617
Restricted share unit plan (note 21(d))	—	671
Directors' deferred stock unit plan (note 21(f))	4,945	2,246
Deferred gain on sale leaseback (note 16(d))	3,199	780
	$8,860	$4,459
Less current portion of:
Restricted share unit plan (note 21(d))	—	(671)
Deferred gain on sale leaseback (note 16(d))	(586)	(221)
	$8,274	$3,567

Schedule of changes in deferred lease inducements

	December 31, 2016	December 31, 2015
Balance, beginning of year	$145	$252
Amortization of deferred lease inducements	(107)	(107)
Balance, end of year	$38	$145

Schedule of changes in asset retirement obligation
The following table presents a continuity of the liability for the asset retirement obligation:

	December 31, 2016	December 31, 2015
Balance, beginning of year	$617	$562
Accretion expense	61	55
Balance, end of year	$678	$617

Schedule of deferred lease inducement assets

	December 31, 2016	December 31, 2015
Balance, beginning of year	$780	$371
Addition	2,792	512
Amortization of deferred gain on sale leaseback	(373)	(103)
Balance, end of year	$3,199	$780